Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Land	$ 68,243	$ 68,243
Buildings	18,130	18,130
Machinery and equipment	26,426	26,902
Furniture and fixtures	6,919	8,538
Leasehold and buildings improvement	7,964	7,661
Software	25,938	23,971
Total	153,620	153,445
Accumulated Depreciation	55,318	52,234
Prepayment and construction in progress	186	199
Property, Plant and Equipment, Net	98,488	101,410	$ 51,370
Software
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	22,312	19,269
Buildings
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	3,632	3,231
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	18,828	19,005
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	5,196	5,808
Leasehold and buildings improvement
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	$ 5,350	$ 4,921